Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Disclosure Of Detailed Information About Cash And Cash Equivalents

Detail of cash and equivalents at December 31, 2025 and 2024 are as follows:

(In thousand Euros)	December 31, 2025	December 31, 2024
Cash	97	3
Banks and other credit institutions	2,738	13,336
Banks and other credit institutions, foreign currency	1,328	6,412
Other cash equivalents	283	285
Total	4,446	20,036

Disclosure Of Details of banks and other credit institutions, foreign currency, Geographical Areas

Details of banks and other credit institutions with balances held in foreign currency are as follows:

(In thousand Euros)	December 31, 2025	December 31, 2024
USD	1,029	4,575
GBP	66	1,001
NOK	45	97
SEK	184	532
DKK	3	196
AUD	1	11

Total	1,328	6,412

Disclosure Of Significant non cash transactions from investing and financing activities

Significant non-cash transactions from investing and financing activities are as follows:

(In thousand Euros)	December 31, 2025	December 31, 2024
Fair value changes in derivative warrant liabilities (Note 12)	(1,910)	(1,081)
Addition of lease liabilities (Note 9)	2,478	3,310
Issuance of shares for the acquisition of a significant non-cash investing activity (ARES) (Note 15)	—	455